Fair Value Measurements (Details) - Schedule of Fair Value Measurements Inputs - Level 3 [Member] - Previously Reported [Member]	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	10.27	9.85
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	11.5	11.5
Redemption Trigger Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	18	18
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	5.05	5.55
Probability of Acquisition
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	4	85
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0	10.2
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	3.91	1.3
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0	0